Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.4%
56,148	iShares 20+ Year Treasury Bond ETF	$6,017,381	2.0
86,323	iShares Russell 1000 Growth ETF	20,033,842	6.7
57,264	Schwab U.S. TIPS ETF	3,024,112	1.0
138,668	Vanguard Global ex-U.S. Real Estate ETF	6,122,885	2.0
6,891	Vanguard Mid-Cap ETF	1,516,158	0.5
104,767	Vanguard Real Estate ETF	9,540,083	3.2

	Total Exchange-Traded Funds
	(Cost $54,355,479)	46,254,461	15.4

MUTUAL FUNDS: 83.3%
	Affiliated Investment Companies: 67.1%
1,052,346	Voya Floating Rate Fund - Class I	8,755,518	2.9
2,747,368	Voya Global Bond Fund - Class R6	20,660,206	6.9
871,335	Voya High Yield Bond Fund - Class R6	5,942,503	2.0
4,818,916	Voya Intermediate Bond Fund - Class R6	42,551,029	14.2
1,053,649	Voya Large Cap Value Fund - Class R6	13,634,217	4.5
289,359	(1) Voya MidCap Opportunities Fund - Class R6	6,134,408	2.0
1,315,305	Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,311,251	4.1
2,091,462	Voya Multi-Manager International Equity Fund - Class I	20,224,434	6.7
4,054,618	Voya Multi-Manager International Factors Fund - Class I	35,153,536	11.7
658,659	Voya Multi-Manager Mid Cap Value Fund - Class I	6,224,332	2.1
621,366	Voya Short Term Bond Fund - Class R6	5,772,489	1.9
669,525	Voya Small Company Fund - Class R6	9,480,477	3.2
1,399,964	Voya U.S. High Dividend Low Volatility Fund - Class R6	14,671,621	4.9
		201,516,021	67.1

	Unaffiliated Investment Companies: 16.2%
1,089,841	TIAA-CREF S&P 500 Index Fund - Institutional Class	48,497,942	16.2

	Total Mutual Funds
	(Cost $289,699,240)	250,013,963	83.3

PURCHASED OPTIONS (2): 0.0%
	Total Purchased Options
	(Cost $20,850)	20,850	0.0

	Total Long-Term Investments
	(Cost $344,075,569)	296,289,274	98.7

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
3,218,476	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.070%
	(Cost $3,218,476)	3,218,476	1.1

	Total Short-Term Investments
	(Cost $3,218,476)	3,218,476	1.1

	Total Investments in Securities (Cost $347,294,045)	$299,507,750	99.8
	Assets in Excess of Other Liabilities	727,112	0.2
	Net Assets	$300,234,862	100.0

(1)	Non-income producing security.
(2)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(3)	Rate shown is the 7-day yield as of January 31, 2023.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$46,254,461	$–	$–	$46,254,461
Mutual Funds	250,013,963	–	–	250,013,963
Purchased Options	–	20,850	–	20,850
Short-Term Investments	3,218,476	–	–	3,218,476
Total Investments, at fair value	$299,486,900	$20,850	$–	$299,507,750
Other Financial Instruments+
Forward Foreign Currency Contracts	–	644,858	–	644,858
Futures	1,031,174	–	–	1,031,174
OTC Swaps	–	9,452	–	9,452
Total Assets	$300,518,074	$675,160	$–	$301,193,234
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(119,838)	$–	$(119,838)
Futures	(1,170,260)	–	–	(1,170,260)
OTC Swaps	–	(191,013)	–	(191,013)
Written Options	–	(255,818)	–	(255,818)
Total Liabilities	$(1,170,260)	$(566,669)	$–	$(1,736,929)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/22	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 1/31/23	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$8,764,667	$417,005	$(548,370)	$122,216	$8,755,518	$176,881	$(31,149)	$-
Voya Global Bond Fund - Class R6	20,348,478	206,251	(1,814,505)	1,919,982	20,660,206	206,240	(341,094)	-
Voya High Yield Bond Fund - Class R6	6,019,915	172,542	(436,827)	186,873	5,942,503	90,189	(52,231)	82,356
Voya Intermediate Bond Fund - Class R6	37,264,234	10,212,455	(7,183,839)	2,258,179	42,551,029	338,662	6,093	574
Voya Large Cap Value Fund - Class R6	13,613,159	792,291	(1,128,571)	357,338	13,634,217	51,818	(26,950)	740,474
Voya MidCap Opportunities Fund - Class R6	6,180,778	-	(371,999)	325,629	6,134,408	-	(71,554)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,584,533	6,035,066	(707,235)	1,398,887	12,311,251	242,067	(138,307)	-
Voya Multi-Manager International Equity Fund - Class I	20,441,365	243,437	(5,472,192)	5,011,824	20,224,434	243,437	(1,202,857)	-
Voya Multi-Manager International Factors Fund - Class I	35,233,091	1,236,306	(7,433,857)	6,117,996	35,153,536	1,236,304	(1,140,677)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	6,094,641	469,521	(489,970)	150,140	6,224,332	91,426	(58,544)	378,095
Voya Short Term Bond Fund - Class R6	5,834,931	4,749,177	(4,906,401)	94,782	5,772,489	60,203	3,199	-
Voya Small Company Fund - Class R6	9,284,661	40,780	(779,288)	934,324	9,480,477	40,779	(34,185)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	15,139,344	1,540,994	(1,257,123)	(751,594)	14,671,621	97,190	(7,370)	1,443,804
	$189,803,797	$26,115,825	$(32,530,177)	$18,126,576	$201,516,021	$2,875,196	$(3,095,626)	$2,645,303

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

At January 31, 2023, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,668,511	JPY	2,432,800,000	Brown Brothers Harriman & Co.	02/03/23	$(23,984)
SGD	14,400,000	USD	10,713,297	Citibank N.A.	02/03/23	$247,492
USD	2,890,012	CHF	2,700,000	Citibank N.A.	02/03/23	(59,493)
USD	4,772,693	NOK	48,000,000	Citibank N.A.	02/03/23	(36,361)
CAD	12,900,000	USD	9,447,089	Morgan Stanley Capital Services LLC	02/03/23	248,211
NZD	6,900,000	USD	4,311,051	Morgan Stanley Capital Services LLC	02/03/23	149,155
						$525,020

At January 31, 2023, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	64	03/17/23	$6,206,080	$336,339
Tokyo Price Index (TOPIX)	70	03/09/23	10,623,824	544,080
U.S. Treasury Ultra Long Bond	42	03/22/23	5,953,500	150,755
			$22,783,404	$1,031,174
Short Contracts:
EURO STOXX 50® Index	(294)	03/17/23	(13,331,384)	(665,173)
MSCI EAFE Index	(29)	03/17/23	(3,072,550)	(143,460)
S&P 500® E-Mini	(33)	03/17/23	(6,748,500)	(361,627)
			$(23,152,434)	$(1,170,260)

At January 31, 2023, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	JPMorgan JPUSVCO1 Index (2)	Quarterly	(0.06)%	Quarterly	JP Morgan Chase Bank New York	08/31/23	USD	9,181,712	$(62,188)	–	$(62,188)
Receive	JPMorgan JPUSVCO2 Index (3)	Quarterly	(0.06)%	Quarterly	JP Morgan Chase Bank New York	08/31/23	USD	15,737,789	(113,635)	–	(113,635)
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index (4)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services	08/31/23	USD	9,168,479	9,452	–	9,452
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index (5)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services	08/31/23	USD	6,772,510	(15,190)	–	(15,190)
									$(181,561)	–	$(181,561)

At January 31, 2023, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Cost	Fair Value
S&P 500® Index	UBS AG	Call	02/28/23	USD	4,229.470	1,079	USD	4,386,728	$20,850	$20,850
									$20,850	$20,850

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

At January 31, 2023, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
S&P 500® Index	Morgan Stanley Capital Services	Call	02/28/23	USD	4,137.750	2,159	USD	8,777,522	$105,264	$(105,264)
S&P 500® Index	Morgan Stanley Capital Services	Call	02/28/23	USD	4,178.520	2,159	USD	8,777,522	70,499	(70,499)
S&P 500® Index	UBS AG	Call	02/28/23	USD	4,086.790	1,079	USD	4,386,728	80,055	(80,055)
									$255,818	$(255,818)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
USD	-	United States Dollar

(2) The following table represents the individual positions within the total return swap as of January 31, 2023:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/17/23	$3,400,206	37.03%

Written Call Options
S&P 500® Index, Strike Price $4,030, expires 2/17/23	(139,514)	(1.52)%

Cash	5,921,020	64.49%
Total Notional Amount	$9,181,712	100%

(3) The following table represents the individual positions within the total return swap as of January 31, 2023:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/17/23	$3,066,336	19.48%

Written Call Options
S&P 500® Index, Strike Price $4,180, expires 2/24/23	(88,912)	(0.56)%

Cash	12,760,365	81.08%
Total Notional Amount	$15,737,789	100%

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

(4) The following table represents the individual positions within the total return swap as of January 31, 2023:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/17/23	$5,660,112	61.73%

Written Call Options
S&P 500® Index, Strike Price $4,015, expires 2/17/23	(256,098)	(2.79)%

Cash	3,764,465	41.06%
Total Notional Amount	$9,168,479	100%

(5) The following table represents the individual positions within the total return swap as of January 31, 2023:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 03/17/23	$3,203,253	47.30%

Written Call Options
S&P 500® Index, Strike Price $3,965, expires 02/17/23	(17,350)	(0.26)%
S&P 500® Index, Strike Price $3,990, expires 02/17/23	(7,513)	(0.11)%
S&P 500® Index, Strike Price $4,010, expires 02/17/23	(19,879)	(0.29)%
S&P 500® Index, Strike Price $4,015, expires 02/17/23	(25,594)	(0.37)%
S&P 500® Index, Strike Price $4,025, expires 02/17/23	(5,973)	(0.09)%
S&P 500® Index, Strike Price $4,030, expires 02/17/23	(5,780)	(0.09)%
S&P 500® Index, Strike Price $4,045, expires 02/17/23	(15,375)	(0.23)%
S&P 500® Index, Strike Price $4,065, expires 02/17/23	(8,808)	(0.13)%
S&P 500® Index, Strike Price $4,080, expires 02/17/23	(3,827)	(0.06)%
S&P 500® Index, Strike Price $4,105, expires 02/17/23	(3,073)	(0.05)%
S&P 500® Index, Strike Price $4,110, expires 02/17/23	(2,938)	(0.04)%
S&P 500® Index, Strike Price $4,115, expires 02/17/23	(5,599)	(0.08)%
S&P 500® Index, Strike Price $4,165, expires 03/17/23	(10,300)	(0.15)%
S&P 500® Index, Strike Price $4,175, expires 03/17/23	(3,192)	(0.05)%
S&P 500® Index, Strike Price $4,205, expires 03/17/23	(2,514)	(0.04)%
S&P 500® Index, Strike Price $4,215, expires 03/17/23	(2,320)	(0.03)%
	(140,035)	(2.07)%

Cash	3,709,292	54.77%
Total Notional Amount	$6,772,510	100%

* Notional amount represents the fair value of each underlying component (including the financing rate, if any) allocated to each underlying component on a pro-rata basis.

At January 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $349,998,300.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,020,457
Gross Unrealized Depreciation	(52,562,451)

Net Unrealized Depreciation	$(50,541,994)